Foreign currency translation reserve (Tables)	12 Months Ended
Dec. 31, 2022
Foreign currency translation reserve.
Summary of movement of the foreign currency translation reserve

Foreign currency reserve
USD
At 1 January 2020	1,168,808
Currency translation difference	(308,434)
At 31 December 2020	860,374
Currency translation difference	(409,511)
At 31 December 2021	450,863
Currency translation difference	(5,290,594)
Reserve of disposal groups classified as held for sale (Note 34)	492,474
At 31 December 2022	(4,347,257)